12. Stock Options (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Share-based compensation	$ 108,476	$ 358,919	$ 514,108	$ 1,236,880	$ 1,581,797	$ 31,919
Unvested share based compensation					1,111,629
Adjustment of options granted in 2015 [Member]
Share-based compensation					564,985
True-up expenses from prior periods [Member]
Share-based compensation					$ 220,564
2008 Stock Option Plan [Member]
Shares authorized under plan					166,667
2015 Plan [Member]
Shares authorized under plan	1,666,667		1,666,667		1,443,334
Shares authorized increase					1,293,334